PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	December 31,
	2012	2013

Buildings	5,800	5,969
Furniture, fixtures and equipment	21,603	25,296
Motor vehicles	2,146	2,334
Leasehold improvements	37,217	40,947
Less: accumulated depreciation and amortization	(26,150)	(39,720)
	40,616	34,826